Employee Future Benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 age	Dec. 31, 2024	Dec. 31, 2024 Rate	Mar. 31, 2024 CAD ($)
Minimum
Disclosure of defined benefit plans [line items]
Employer contribution percentage		5.00%
Maximum
Disclosure of defined benefit plans [line items]
Employer contribution percentage		11.50%
Other Post-Employment Benefit Plans
Disclosure of defined benefit plans [line items]
Maximum age disabled and retired members eligible for benefits	65		65
Letter of credit | Registered Pension Plan
Disclosure of defined benefit plans [line items]
Bonds issued				$ 90
Surety Bonds | Registered Pension Plan
Disclosure of defined benefit plans [line items]
Bonds issued				$ 62